SUBSEQUENT EVENT	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENT
20.	SUBSEQUENT EVENT
The Group has evaluated subsequent events through August 17, 2026, which is the date when the unaudited condensed consolidated financial statements are available to be disclosed.